TEMPLETON INCOME TRUST
                       500 EAST BROWARD BLVD., SUITE 2100
                         FORT LAUDERDALE, FL 33394-3091





January 5, 2006


Filed Via EDGAR (CIK 0000795402)
Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C.  20549


      RE: TEMPLETON INCOME TRUST
          File Nos. 033-6510 and 811-04706

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 30, 2005.

Sincerely yours,

TEMPLETON INCOME TRUST



/s/ROBERT C. ROSSELOT
Robert C. Rosselot
Secretary

RCR:dac